FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Foreign exchange derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	$ 6,900	$ 6,900
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	5,100	$ 5,400
Nominal amount of hedging instruments affected by reform of benchmark	$ 971